Earnings Per Share and Stockholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 07, 2021
Stockholders Equity [Line Items]
Preferred shares authorized	10,000,000,000
Preferred shares par value	$ 0.00001
Amount remaining available for repurchases	$ 756.8
Share Reclassification
Stockholders Equity [Line Items]
Preferred shares authorized	9,000,000,000
Common Stock
Stockholders Equity [Line Items]
Common stock repurchased, units	3,700,000	3,900,000	10,300,000
Amount authorized to repurchase under unit repurchase program				$ 2,000.0
Common stock repurchased, cost	$ 351.3	$ 392.0	$ 1,200.0
Series I Preferred Stock
Stockholders Equity [Line Items]
Preferred shares authorized	999,999,000	999,999,000
Preferred shares par value	$ 0.00001	$ 0.00001
Preferred shares issued	1	1
Preferred shares outstanding	1	1
Series I Preferred Stock | Share Reclassification
Stockholders Equity [Line Items]
Preferred shares authorized	999,999,000
Preferred shares issued	1
Preferred shares outstanding	1
Series II Preferred Stock
Stockholders Equity [Line Items]
Preferred shares authorized	1,000	1,000
Preferred shares par value	$ 0.00001	$ 0.00001
Preferred shares issued	1	1
Preferred shares outstanding	1	1
Series II Preferred Stock | Share Reclassification
Stockholders Equity [Line Items]
Preferred shares authorized	1,000
Preferred shares issued	1
Preferred shares outstanding	1